FAIR VALUE - Financial Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	$ 9,798	$ 9,110
Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	3,654	2,229
Total debt securities, Fair Value	9,798	9,110
Total invested assets	13,452	11,339
Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,305	2,668
Measured on Recurring Basis | Residential Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	9	13
Measured on Recurring Basis | Commercial Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	304	985
Measured on Recurring Basis | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	160	263
Measured on Recurring Basis | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,597	2,958
Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	786	332
Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1,637	1,891
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	3,654	2,229
Total debt securities, Fair Value	0	0
Total invested assets	3,654	2,229
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | Residential Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | Commercial Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Quoted Prices in Active Markets (Level 1) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Other Observable Inputs (Level 2) | Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Total debt securities, Fair Value	9,791	9,099
Total invested assets	9,791	9,099
Other Observable Inputs (Level 2) | Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,302	2,663
Other Observable Inputs (Level 2) | Measured on Recurring Basis | Residential Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	9	13
Other Observable Inputs (Level 2) | Measured on Recurring Basis | Commercial Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	304	985
Other Observable Inputs (Level 2) | Measured on Recurring Basis | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	160	263
Other Observable Inputs (Level 2) | Measured on Recurring Basis | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3,593	2,952
Other Observable Inputs (Level 2) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	786	332
Other Observable Inputs (Level 2) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	1,637	1,891
Unobservable Inputs (Level 3) | Measured on Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents, Fair Value	0	0
Total debt securities, Fair Value	7	11
Total invested assets	7	11
Unobservable Inputs (Level 3) | Measured on Recurring Basis | Tax-exempt municipal securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	3	5
Unobservable Inputs (Level 3) | Measured on Recurring Basis | Residential Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Unobservable Inputs (Level 3) | Measured on Recurring Basis | Commercial Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Unobservable Inputs (Level 3) | Measured on Recurring Basis | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Unobservable Inputs (Level 3) | Measured on Recurring Basis | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	4	6
Unobservable Inputs (Level 3) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	0	0
Unobservable Inputs (Level 3) | Measured on Recurring Basis | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt securities, Fair Value	$ 0	$ 0